Administrative Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Selling, general and administrative expense [abstract]
Payroll and related costs	$ 7,055	$ 5,988	$ 5,231
Professional fees	4,612	4,499	3,733
Other expenses	5,130	2,964	3,217
Depreciation of RoU asset	542	589	630
Depreciation of tangible assets	250	529	711
Total	$ 17,589	$ 14,569	$ 13,522